Working capital (Tables)	12 Months Ended
Jun. 30, 2022
Summary Of Additional Information About Working Capital [Abstract]
Schedule of inventories	(a) Inventories

	2022 £ million	2021 £ million
Raw materials and consumables	489	348
Work in progress	86	60
Maturing inventories	5,229	4,668
Finished goods and goods for resale	1,290	969
	7,094	6,045

Schedule of inventories expected to be utilised after more than one year
Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories are expected to be utilised after more than one year:

	2022 £ million	2021 £ million
Raw materials and consumables	15	17
Maturing inventories	3,713	3,296
	3,728	3,313

Schedule of provisions for obsolescence of inventories
Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2022 £ million	2021 £ million	2020 £ million
Balance at beginning of the year	96	98	63
Exchange differences	6	(8)	—
Income statement charge	6	20	47
Utilised	(13)	(14)	(12)
Sale of businesses	(1)	—	—
	94	96	98

Schedule of trade and other receivables
(b) Trade and other receivables

	2022		2021
	Current assets £ million	Non-current assets £ million	Current assets £ million	Non-current assets £ million
Trade receivables	2,155	—	1,817	—
Interest receivable	18	—	35	—
VAT recoverable and other prepaid taxes	290	15	216	18
Other receivables	158	13	148	18
Prepayments	290	9	150	—
Accrued income	22	—	19	—
	2,933	37	2,385	36

Schedule of aged analysis of trade receivables net of allowances
The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2022 £ million	2021 £ million
Not overdue	2,114	1,771
Overdue 1 – 30 days	19	15
Overdue 31 – 60 days	8	8
Overdue 61 – 90 days	5	6
Overdue 91 – 180 days	5	7
Overdue more than 180 days	4	10
	2,155	1,817

Schedule of expected credit loss allowance for doubtful debts
Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2022 £ million	2021 £ million	2020 £ million
Balance at beginning of the year	112	160	113
Exchange differences	6	(13)	(3)
Income statement charge/(release)	21	(15)	55
Written off	(21)	(20)	(5)
	118	112	160

Schedule of trade and other payables
(c) Trade and other payables

	2022		2021
	Current liabilities £ million	Non-current liabilities £ million	Current liabilities £ million	Non-current liabilities £ million
Trade payables	2,705	—	2,014	—
Interest payable	143	—	124	—
Tax and social security excluding income tax	696	—	656	—
Other payables	600	380	606	338
Accruals	1,635	—	1,152	—
Deferred income	90	—	72	—
Dividend payable to non-controlling interests	18	—	24	—
	5,887	380	4,648	338

Schedule of movement in provisions
(d) Provisions

	Thalidomide £ million	Other £ million	Total £ million
At 30 June 2021	190	222	412
Exchange differences	—	18	18
Disposal of businesses	—	(6)	(6)
Provisions charged during the year	—	65	65
Provisions utilised during the year	(16)	(73)	(89)
Transfers from other payables	—	12	12
Unwinding of discounts	4	1	5
At 30 June 2022	178	239	417
Current liabilities	12	147	159
Non-current liabilities	166	92	258
	178	239	417